Vista Outdoor Inc. - 10-K CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Vista Outdoor Inc.	Common Stock $.01 Par Value Vista Outdoor Inc.	Additional Paid-In Capital Vista Outdoor Inc.	Retained Earnings (Accumulated Deficit) Vista Outdoor Inc.	Accumulated Other Comprehensive Income (Loss) Vista Outdoor Inc.	Treasury Stock Vista Outdoor Inc.
Beginning balance (in shares) at Mar. 31, 2021			58,561,016
Beginning balance at Mar. 31, 2021		$ 736,997	$ 585	$ 1,731,479	$ (694,036)	$ (83,195)	$ (217,836)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		479,742			473,226	6,516
Exercise of stock options (in shares)			28,921
Exercise of stock options		533		(607)			1,140
Share-based compensation		27,407		27,407
Restricted stock vested and shares withheld (in shares)			406,691
Restricted stock vested and shares withheld		(7,617)		(24,823)			17,206
Employee stock purchase program (in shares)			12,799
Employee stock purchase program		$ 502		(2)			504
Treasury shares purchased (in shares)		(2,981)	(2,980,681)
Treasury shares purchased		$ (113,195)	$ (30)				(113,165)
Other (in shares)			64,710
Other		30	$ 5	(2,527)			2,552
Ending balance (in shares) at Mar. 31, 2022			56,093,456
Ending balance at Mar. 31, 2022		1,124,399	$ 560	1,730,927	(220,810)	(76,679)	(309,599)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		(13,841)			(9,718)	(4,123)
Exercise of stock options (in shares)			321,260
Exercise of stock options		4,213		(8,384)			12,597
Share-based compensation		28,119		28,119
Restricted stock vested and shares withheld (in shares)			602,574
Restricted stock vested and shares withheld		(11,680)		(37,409)			25,729
Employee stock purchase program (in shares)			23,556
Employee stock purchase program		$ 583		(340)			923
Treasury shares purchased (in shares)		0
Other (in shares)			44,910
Other		$ 0	$ 10	(1,758)			1,748
Ending balance (in shares) at Mar. 31, 2023	1,000	57,085,756	57,085,756
Ending balance at Mar. 31, 2023		$ 1,131,793	$ 570	1,711,155	(230,528)	(80,802)	(268,602)
Increase (Decrease) in Stockholders' Equity
Exercise of stock options (in shares)			2,410
Exercise of stock options		39		(55)			94
Share-based compensation		3,307		3,307
Restricted stock vested and shares withheld (in shares)			901,094
Restricted stock vested and shares withheld		(16,037)		(57,520)			41,483
Other (in shares)			8,390
Other		0	$ 9	(329)			320
Ending balance (in shares) at Jun. 25, 2023			57,997,650
Ending balance at Jun. 25, 2023		$ 1,180,002	$ 579	1,656,558	(172,428)	(78,002)	(226,705)
Beginning balance (in shares) at Mar. 31, 2023	1,000	57,085,756	57,085,756
Beginning balance at Mar. 31, 2023		$ 1,131,793	$ 570	1,711,155	(230,528)	(80,802)	(268,602)
Increase (Decrease) in Stockholders' Equity
Comprehensive income (loss)		949			(5,505)	6,454
Exercise of stock options (in shares)			15,120
Exercise of stock options		162		(414)			576
Share-based compensation		11,450		11,450
Restricted stock vested and shares withheld (in shares)			1,045,551
Restricted stock vested and shares withheld		(18,411)		(65,954)			47,543
Employee stock purchase program (in shares)			12,426
Employee stock purchase program		$ 353		(119)			472
Treasury shares purchased (in shares)		0
Other (in shares)			79,423
Other		$ 1	$ 12	(3,029)			3,018
Ending balance (in shares) at Mar. 31, 2024	1,000	58,238,276	58,238,276
Ending balance at Mar. 31, 2024		$ 1,126,297	$ 582	1,653,089	(236,033)	(74,348)	(216,993)
Increase (Decrease) in Stockholders' Equity
Share-based compensation		4,123		4,123
Restricted stock vested and shares withheld (in shares)			123,578
Restricted stock vested and shares withheld		(2,224)		(7,070)			4,846
Other (in shares)			1,620
Other		$ (1)	$ 1	(64)			62
Ending balance (in shares) at Jun. 30, 2024	1,000	58,363,474	58,363,474
Ending balance at Jun. 30, 2024		$ 1,186,259	$ 583	$ 1,650,078	$ (178,913)	$ (73,404)	$ (212,085)